Members' Equity (FY)	12 Months Ended
Dec. 31, 2020
Members' Equity [Abstract]
Members' Equity
7. Members’ equity

The Company has authorized the following number of Units which have been designated as follows:

●	Class A-1 Units - 821,769 authorized, issued and outstanding at December 31, 2020, 2019 and 2018;

●	Class A-2 Units - 34,264 authorized; 24,058 Class A-2 Units issued and outstanding as of December 31, 2020, 2019, and 2018;

●
Class A-3 Units / Class B Units - Class B Units or Class A-3 Units can be issued interchangeably, as determined by the Company’s Board of Managers. 274,822 Units authorized; 53,333 Class A-3 Units and 221,483 Class B Units issued and outstanding as of December 31, 2020. 274,667 Units authorized; 53,333 Class A-3 Units and 210,744 Class B Units issued and outstanding as of December 31, 2019. 274,667 Units authorized; 53,333 Class A-3 Units and 192,038 Class B Units issued and outstanding as of December 31, 2018.

As of December 31, 2018, 821,769 Class A-1 Units were authorized, issued and outstanding. On August 15, 2018, the Company’s operating agreement was amended to authorize the subclasses of Class A Units above, and the existing Class A Units prior to such date were designated as Class A-1 Units.

In 2014, the Company adopted the 2014 WM Holding Company Equity Incentive Plan (the “Original Equity Plan”) to allow for the issuance of Class B Units to employees, consultants, and other service providers. The Original Equity Plan was amended and restated in October 2015 and May 2018 to, among other things, increase the number of Units available for issuance under the Original Equity Plan, as amended. On August 15, 2018, the Company entered into the Third Amended and Restated Equity Incentive Plan, which allows the Company to grant profits interest in the form of both Class B Units and Class A-3 Units and further increases the Units available for issuance under the Original Equity Plan, as amended. The Third Amended and Restated Equity Incentive Plan was further revised in 2020 to increase the number of Units available for issuance.

The Class A Units are voting and all profits, losses and distributions are allocated in accordance with the terms set forth in the operating agreement of WM Holding Company, LLC.

On various dates throughout 2018, starting on August 15, 2018, the Company issued and sold 24,058 newly designated Class A-2 Units to a group of third-party investors for a total consideration of $17.6 million.

The Class B Units are nonvoting, do not receive an income allocation or distributions, but will share in the sale proceeds in the event of a change of control transaction or be converted to common stock in the event of an initial public offering (a “Triggering Event”). Once vested, the Class A-3 and Class B Units do not expire and holders are not required to be employed by the Company at the time of a Triggering Event to share in the proceeds of a transaction.

Such Class A-3 and Class B Units are treated as profits interests under the Internal Revenue Code and are therefore subject to distribution hurdles before they participate in distributions from Triggering Events.

The following presents issuances of Class A-3 and Class B Units during the years ended December 31, 2020, 2019 and 2018:

Outstanding at December 31, 2017	252,241
Granted	44,125
Repurchase	(12,391)
Cancellations	(38,604)
Outstanding at December 31, 2018	245,371
Granted	25,990
Cancellations	(7,284)
Outstanding at December 31, 2019	264,077
Granted	14,250
Repurchase	(1,900)
Cancellations	(1,611)
Outstanding at December 31, 2020	274,816
Vested as of December 31, 2019	207,398
Vested as of December 31, 2020	234,114

The following presents a summary of unvested Class A-3 and Class B Units during the years ended December 31, 2020, 2019 and 2018:

		Weighted - Average
	Units	Grant Date Fair Value	Remaining Years to Vest	Remaining Unrecognized
Nonvested, December 31, 2018	62,024	$236.37	3.09	$12,215,953
Granted	25,990	531.80
Vested	(24,051)	231.74
Cancelled	(7,284)	238.87
Nonvested, December 31, 2019	56,679	$373.47	2.65	$18,682,331
Granted	14,250	724.28
Vested	(28,616)	359.45
Cancelled	(1,611)	450.83
Nonvested, December 31, 2020	40,702	$518.13	2.38	$22,474,033

The Company has accounted for the issuance of Class A-3 and Class B Units in accordance with ASC 718, Stock Based Compensation. The Company considers the limitation on the exercisability of the Class A-3 and Class B Units to be a performance condition and, therefore, records compensation cost when it becomes probable that the performance condition will be met. As of December 31, 2020, and 2019, no compensation cost has been recorded in connection with the issuance of the Class A-3 and Class B Units as management did not believe that achievement of the performance condition was probable.

The Company measures all employee stock-based compensation awards on the date of grant using the Black-Scholes-Merton valuation model and allocates the related expense over the requisite service period (generally the vesting period of the equity award) which is typically four years. When awards include a performance condition that impacts the vesting or exercisability of the award, the Company records compensation cost when it becomes probable that the performance condition will be met and the service is provided. The expected volatility is based on the historical volatility and implied volatilities for comparable companies, the expected life of the award is based on the simplified method.

The fair value of Class A-3 and B-Units granted were estimated on their respective grant dates using the Black-Scholes-Merton option pricing model and the following assumptions for the years ended December 31, 2020, 2019 and 2018:

	2018	2019	2020
Volatility	70%	70%	50% - 70%
Risk - free interest rate	2.65% - 2.90%	1.68% - 2.49%	0.21% - 0.29%
Dividend yield	0.00%	0.00%	0.00%
Expected life of option (in years)	4 years	4 years	4 years
Weighted - average fair value of common stock	$305.35	$531.80	$724.28

The total cumulative amount of compensation cost that would have been recognized had all performance conditions been met is $12.0 million as of December 31, 2020. As a limited liability company, each member’s liability is limited to the capital invested. Should the Company consummate the business combination with Silver Spike Acquisition Corp. and become a publicly traded entity, the limitations on the exercisability of the Class A-3 an B units will be removed and all performance obligations would have been met, resulting in the recognition of all cumulative compensation cost. The Company has an unlimited life subject to consents to dissolve the Company by a majority of the Company’s members.